INCOME TAX	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 7: INCOME TAX

Income tax expense for the years ended September 30, 2017 and 2016 is summarized as follows:

The provision for Federal income tax consists of the following:

	September 30, 2017	September 30,2016
Federal income tax benefit attributable to:
Current Operations	$30,382	$6,867
Less: valuation allowance	(30,382)	(6,867)
Net provision for Federal income taxes	$-	$-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	September 30, 2017	September 30, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$40,278	$9,896
Less: valuation allowance	(40,278)	(9,896)
Net deferred tax asset	$-	$-

Deferred income taxes are provided for the tax effects of transactions reported in the financial statements and consist of deferred taxes related primarily to differences between the bases of certain assets and liabilities for financial and tax reporting. The deferred taxes represent the future tax return consequences of those differences, which will either be deductible or taxable when the assets and liabilities are recovered or settled.

At September 30, 2017 and 2016, the Company had an accumulated deficit of $118,466 and $29,107 for U.S. federal tax purposes available to offset future taxable income expiring on various dates through 2034. The Company has recorded a 100% valuation allowance on the deferred tax assets due to the uncertainty of its realization. The net change in the valuation allowance for the year ended September 30, 2017 and 2016 was an increase of $30,382 and $6,867, respectively.

In the normal course of business, the Company’s income tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax and interest assessment by these taxing authorities. Accordingly, the Company believes that it is more likely than not that it will realize the benefits of tax positions it has taken in its tax returns or for the amount of any tax benefit that exceeds the cumulative probability threshold in accordance with FASB ASC 740. Differences between the estimated and actual amounts determined upon ultimate resolution, individually or in the aggregate, are not expected to have a material adverse effect on the company’s financial position. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of September 30, 2017, tax years 2015 and 2016 remain open for examination by the Internal Revenue Service (“IRS”). The Company has received no notice of audit from the IRS for any of the open tax years.